Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	TENGION INC
Entity Central Index Key	0001296391
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2013